        As filed with the Securities and Exchange Commission on December 8, 1995
                                                        Registration No. 2-98635
     --------------------------------------------------------------------------
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                      ---------
                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [   ]

                               Pre-Effective Amendment No. ____            [   ]

                               Post-Effective Amendment No.   14           [ X ]

                                       and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [   ]

                               Amendment No.   14                          [   ]
                          (Check appropriate box or boxes.)

                                 HERITAGE CASH TRUST
                  (Exact name of Registrant as specified in charter)

                                880 Carillon Parkway
                               St. Petersburg, FL 33716
                 (Address of Principal Executive Office) (Zip Code)

          Registrant's Telephone Number, including Area Code: (813) 573-3800

                             STEPHEN G. HILL, PRESIDENT
                                880 Carillon Parkway
                               St. Petersburg, FL 33716
                       (Name and Address of Agent for Service)

                                       Copy to:
                             CLIFFORD J. ALEXANDER, ESQ.
                                Kirkpatrick & Lockhart
                                 1800 M Street, N.W.
                               Washington, D.C.  20036

     It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

     Registrant has filed a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, on or about October 30, 1995.

                                                   AMENDED CALCULATION OF REGISTRATION FEE
                                                   ---------------------------------------

                                                Proposed Maximum   Proposed Maximum      Amount of
       Title of Securities   Amount of Shares   Offering Price         Aggregate        Registration
        Being Registered     Being Registered       Per Unit        Offering Price          Fee
        ----------------     ----------------       --------        --------------      -----------

       Shares of
       Beneficial Interest
       of Heritage Cash
       Trust (No Par
       Value), as follows:
       MM Fund                     92,800,000        $1.00             $ 92,800,000

       Municipal MM Fund           23,200,000        $1.00               23,200,000

       Total                      116,000,000                          $116,000,000          $40,000*



     The fee for the above shares to be registered by this filing has been computed on the basis of the price in effect on November 16, 1995.








     ----------------------------
     * Calculation of the proposed maximum aggregate offering price has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940.

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets the requirements for the effectiveness of this Post-Effective Amendment No. 14 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the 8th day of December, 1995. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                       HERITAGE CASH TRUST

                                       By: /s/ Stephen G. Hill
                                          --------------------------
                                          Stephen G. Hill, President
     Attest:

     /s/ Donald H. Glassman
     -------------------------------
     Donald H. Glassman, Treasurer

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacity and on the dates indicated.

       Signature                    Title                 Date
       ---------                    -----                 ----

       /s/ Stephen G. Hill          President             December 8, 1995
       ----------------------
       Stephen G. Hill
       Richard K. Riess*            Trustee               December 8, 1995
       ----------------------
       Richard K. Riess

       Thomas A. James*             Trustee               December 8, 1995
       ----------------------
       Thomas A. James

       C. Andrew Graham*            Trustee               December 8, 1995
       ----------------------
       C. Andrew Graham
       David M. Phillips*           Trustee               December 8, 1995
       ---------------------
       David M. Phillips

       James L. Pappas*             Trustee               December 8, 1995
       ---------------------
       James L. Pappas

       Donald W. Burton*            Trustee               December 8, 1995
       ---------------------
       Donald W. Burton

       Eric Stattin*                Trustee               December 8, 1995
       ---------------------
       Eric Stattin
       /s/ Donald H. Glassman       Treasurer             December 8, 1995
       ----------------------
       Donald H. Glassman

     *By      /s/ Donald H. Glassman
              ------------------------------------
              Donald H. Glassman, Attorney-In-Fact
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